Note 41 - Going Concern	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of going concern [text block]
41	Going concern

The directors have, at the time of approving these consolidated financial statements, a reasonable expectation that Caledonia has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis of accounting in preparing these consolidated financial statements.